Share capital - Schedule of warrants outstanding and exercise price (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of warrants [Line Items]
Exercise price of warrants outstanding	$ 5.50	$ 5.62	$ 10.20	$ 9.47
Number of warrants outstanding	6,956,795	6,749,109	467,451	546,212
Warrants by expiry date at January 5, 2020
Disclosure of warrants [Line Items]
Exercise price of warrants outstanding			$ 6.03
Number of warrants outstanding			37,313
Warrants by expiry date at November 30, 2020
Disclosure of warrants [Line Items]
Exercise price of warrants outstanding			$ 2.61
Number of warrants outstanding			16,787
Warrants by expiry date at August 1, 2021
Disclosure of warrants [Line Items]
Exercise price of warrants outstanding		$ 5.43	$ 5.43
Number of warrants outstanding		4,476	4,476
Warrants by expiry date at May 24, 2022
Disclosure of warrants [Line Items]
Exercise price of warrants outstanding	$ 18.09	$ 18.09	$ 18.09
Number of warrants outstanding	163,535	163,535	163,535
Warrants by expiry date at September 15, 2022
Disclosure of warrants [Line Items]
Exercise price of warrants outstanding	$ 4.42	$ 4.42	$ 4.42
Number of warrants outstanding	199,005	199,005	199,005
Warrants by expiry date at November 30, 2022
Disclosure of warrants [Line Items]
Exercise price of warrants outstanding	$ 1.21
Number of warrants outstanding	46,242
Warrants by expiry date at December 31, 2022
Disclosure of warrants [Line Items]
Exercise price of warrants outstanding	$ 2.43
Number of warrants outstanding	65,920
Warrants by expiry date at May 20, 2023
Disclosure of warrants [Line Items]
Exercise price of warrants outstanding	$ 16.08	$ 16.08	$ 16.08
Number of warrants outstanding	7,311	7,311	7,311
Warrants by expiry date at June 23, 2023
Disclosure of warrants [Line Items]
Exercise price of warrants outstanding	$ 2.50
Number of warrants outstanding	100,000
Warrants by expiry date at July 24, 2023
Disclosure of warrants [Line Items]
Exercise price of warrants outstanding	$ 13.07	$ 13.07	$ 13.07
Number of warrants outstanding	3,357	3,357	3,357
Warrants by expiry date at September 11, 2023
Disclosure of warrants [Line Items]
Exercise price of warrants outstanding	$ 5.43	$ 5.43	$ 5.43
Number of warrants outstanding	22,382	22,382	22,382
Warrants by expiry date at May 4, 2025
Disclosure of warrants [Line Items]
Exercise price of warrants outstanding	$ 26.73	$ 26.73	$ 26.73
Number of warrants outstanding	3,730	3,730	3,730
Warrants by expiry date at May 10, 2025
Disclosure of warrants [Line Items]
Exercise price of warrants outstanding	$ 26.73	$ 26.73	$ 26.73
Number of warrants outstanding	1,865	1,865	1,865
Warrants by expiry date at May 17, 2025
Disclosure of warrants [Line Items]
Exercise price of warrants outstanding	$ 26.73	$ 26.73	$ 26.73
Number of warrants outstanding	3,730	3,730	3,730
Warrants by expiry date at May 31, 2025
Disclosure of warrants [Line Items]
Exercise price of warrants outstanding	$ 26.73	$ 26.73	$ 26.73
Number of warrants outstanding	1,865	1,865	1,865
Warrants by expiry date at June 8, 2025
Disclosure of warrants [Line Items]
Exercise price of warrants outstanding	$ 9.65	$ 9.65
Number of warrants outstanding	1,500,000	1,500,000
Warrants by expiry date at August 6, 2025
Disclosure of warrants [Line Items]
Exercise price of warrants outstanding	$ 5.40	$ 5.42
Number of warrants outstanding	1,381,215	1,381,215
Warrants by expiry date at October 20, 2025
Disclosure of warrants [Line Items]
Exercise price of warrants outstanding	$ 3.30	$ 3.31
Number of warrants outstanding	3,454,543	3,454,543
Warrants by expiry date at January 16, 2026
Disclosure of warrants [Line Items]
Exercise price of warrants outstanding	$ 26.73	$ 26.73	$ 26.73
Number of warrants outstanding	1,722	1,722	1,722
Warrants by expiry date at January 20, 2026
Disclosure of warrants [Line Items]
Exercise price of warrants outstanding	$ 26.73	$ 26.73	$ 26.73
Number of warrants outstanding	373	373	373